Securities - Summary of Securities (Detail) - CAD ($) $ in Millions	Jul. 31, 2019	Oct. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
Debt securities measured at FVOCI	$ 43,278	$ 35,648
Equity securities designated at FVOCI	591	562
Securities measured at amortized cost	18,729	12,876
Securities mandatorily measured and designated at FVTPL	57,101	52,578
Total financial securities	$ 119,699	$ 101,664